Taxation - Schedule of Reconciliation of Total Tax Benefits Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income (Detail) - ¥ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC Statutory income tax rate		(25.00%)	(25.00%)	(25.00%)	(25.00%)
Effect of tax holiday and preferential tax benefit		12.30%	18.90%	(2.20%)
Effect of different tax rates available to different jurisdictions	[1]	1.60%	3.30%	26.00%
Permanent differences	[2]	(6.10%)	(6.70%)	1.50%
Change in valuation allowance		(4.80%)	(15.80%)	(1.70%)
Effect of Super Deduction available to the Group		4.90%	8.30%	(1.00%)
Effective income tax rate		(17.10%)	(17.00%)	(2.40%)
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)		¥ 0.56	¥ 0.42	¥ 0.24

[1]	For the year ended December 31, 2018, effect of different tax rates available to different jurisdictions is mainly driven by the fair value loss of derivatives liabilities recognized in relation to the conversion features of the Pre-IPO Preferred Shares (Note 20) in HUYA which is subject to an income tax rate of 0% under the tax laws of Cayman Islands. For the year ended December 31, 2019, effect of different tax rates available to different jurisdictions is mainly driven by the interest income derived from short term deposit which is subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore. For the year ended December 31, 2020, effect of different tax rates available to different jurisdictions is mainly driven by [ ]
[2]	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.